THE DUNHAM FUNDS

Dunham Loss Averse Equity Income Fund

Incorporated herein by reference is the definitive version of the supplement for Dunham Loss Averse Equity Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 28, 2013 (SEC Accession No. 0000910472-13-001175).